Liquidity (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 HKD ($)	Mar. 31, 2024 USD ($) $ / shares
Liquidity [Line Items]
Working capital	$ 22,134,031			$ 2,828,306
Cash flow from operating activities	$ 4,922,659	$ 629,023	$ 9,279,878
IPO [Member]
Liquidity [Line Items]
Sale of shares (in Shares) | shares	1,250,000	1,250,000
IPO [Member] | Minimum [Member]
Liquidity [Line Items]
Offering price (in Dollars per share) | $ / shares				$ 4
Gross Proceeds | $		$ 5,000,000
IPO [Member] | Maximum [Member]
Liquidity [Line Items]
Offering price (in Dollars per share) | $ / shares				$ 6
Gross Proceeds | $		$ 7,500,000